BASIS OF PRESENTATION, STATEMENT OF COMPLIANCE WITH IFRS AND GOING CONCERN (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
General Information About Financial Statements [Abstract]
Net loss	$ 33,945,985	$ 19,852,573	$ 74,908,660	$ 47,223,604
Cash flows used in operating activities	(21,137,926)	$ 43,696,117	31,568,669	$ 86,245,911
Working Capital	32,407,364		32,407,364		$ 210,961,639
Deficit	$ 330,654,757		$ 330,654,757		$ 255,746,097